Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Fair Value of Financial Instruments

9. Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value using a valuation hierarchy for disclosure of fair value measurements. The determination of the applicable level within the hierarchy of a particular asset or liability depends on the inputs used in the valuation as of the measurement date, notably the extent to which the inputs are market-based (observable) or internally derived (unobservable). Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs based on a company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has historically entered into forward exchange contracts to hedge the foreign currency exposure of its firm commitments to purchase certain inventory from its manufacturers in Europe, as well as commitments for certain services. The forward contracts that are used in the program mature in eighteen months or less, consistent with the related purchase commitments. The Company attempts to hedge the majority of its total anticipated European purchase and service contracts. Gains and losses applicable to derivatives used for purchase commitments are recognized in cost of sales, and those applicable to other services are recognized in selling, general and administrative expenses. In determining the fair value of the Company’s foreign currency forward contracts, the Company’s only derivative instruments, observable inputs were available at June 30, 2012, and thus were relied upon for the valuation of the Company’s forward contracts.

The fair value of the forward contracts are included in prepaid expenses and other current assets, and in accrued expenses and other current liabilities in the consolidated balance sheets, depending on whether they represent assets or (liabilities) to the Company. Amounts recorded in the statement of operations relating to the changes in fair value of foreign currency contracts during the three months ended June 30, 2012, as a net gain, were approximately $0.8 million, most of which were included in cost of goods sold. All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table:

		Fair value at June 30, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts- U.S. Dollar	$(605)	$—	$(605)	$—
Foreign currency forward contracts- Euro	2,460	—	2,460	—

Total	$1,855	$—	$1,855	$—

The Company’s cash and cash equivalents, accounts receivable and accounts payable, are recorded at carrying value, which approximates fair value. Borrowings under the Credit Facility are recorded at face value as the fair value of the Credit Facility is synonymous with its recorded value as it is a short-term debt facility due to its revolving nature.

11. Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value using a valuation hierarchy for disclosure of fair value measurements. The determination of the applicable level within the hierarchy of a particular asset or liability depends on the inputs used in valuation as of the measurement date, notably the extent to which the inputs are market-based (observable) or internally derived (unobservable). Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs based on a company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has historically entered into forward exchange contracts to hedge the foreign currency exposure of its firm commitments to purchase certain inventory from its manufacturers in Europe, as well as commitments for certain services. The forward contracts that are used in the program mature in eighteen months or less, consistent with the related purchase commitments. The Company attempts to hedge the majority of its total anticipated European purchase and service contracts. Gains and losses applicable to derivatives used for purchase commitments are recognized in cost of sales, and those applicable to other services are recognized in selling, general and administrative expenses. In determining the fair value of the Company’s foreign currency forward contracts, the Company’s only derivative instruments, observable inputs were available at March 31, 2012, and thus were relied upon for the valuation of the Company’s forward contracts.

The fair value of the forward contracts are included in prepaid expenses and other current assets, and in accrued expenses and other current liabilities in the consolidated balance sheets, depending on whether they represent assets or (liabilities) to the Company. Amounts recorded in the statement of operations relating to the changes in fair value of foreign currency contracts during Fiscal 2012, as a net gain, were approximately $2.6 million, most of which were included in cost of goods sold. All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table (in thousands):

		Fair value at March 31, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts - Euro	$(276)	$—	$(276)	$—
Foreign currency forward contracts - U.S. Dollar	1,318	—	1,318	—

Total	$1,042	$—	$1,042	$—

The Company’s cash and cash equivalents, accounts receivable and accounts payable, are recorded at carrying value, which approximates fair value. Borrowings under the Credit Facility are recorded at face value as the fair value of the Credit Facility is synonymous with its recorded value as it is a short-term debt facility due to its revolving nature.